Variable Interest Entities (Schedule Of Assets And Liabilities Of Non-Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	¥ 60,063,392	¥ 57,141,437
Maximum exposure	8,032,241	6,724,664
On-balance sheet assets:
Total Assets	6,646,192	5,537,483
Trading account assets	150,629	271,149
Investment securities	1,400,483	1,196,487
Loans	5,093,001	4,057,988
All other assets	2,079	11,859
On-balance sheet liabilities:
Total liabilities	6,443	5,792
All other liabilities	6,443	5,792
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	9,565,475	4,938,696
Maximum exposure	2,425,746	1,681,550
On-balance sheet assets:
Total Assets	1,798,190	1,161,889
Trading account assets	12,460	596
Investment securities	207,361	144,946
Loans	1,578,369	1,016,347
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	2,423,629	12,787,846
Maximum exposure	291,889	441,844
On-balance sheet assets:
Total Assets	283,273	434,767
Trading account assets	12,261	132,280
Investment securities	91,220	115,281
Loans	179,792	178,808
All other assets		8,398
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	17,110,493	13,503,700
Maximum exposure	2,431,871	2,183,868
On-balance sheet assets:
Total Assets	2,044,138	1,854,368
Trading account assets	72,140	20,313
Investment securities	41,510	71,840
Loans	1,928,409	1,758,754
All other assets	2,079	3,461
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	13,362,168	15,424,831
Maximum exposure	1,199,028	1,069,179
On-balance sheet assets:
Total Assets	1,154,691	1,008,013
Trading account assets	48,851	104,612
Investment securities	769,109	561,876
Loans	336,731	341,525
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	23,451	29,908
Maximum exposure	24,875	28,285
On-balance sheet assets:
Total Assets	23,940	27,252
Loans	23,940	27,252
On-balance sheet liabilities:
Total liabilities	5,919	5,791
All other liabilities	5,919	5,791
Others [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	17,578,176	10,456,456
Maximum exposure	1,658,832	1,319,938
On-balance sheet assets:
Total Assets	1,341,960	1,051,194
Trading account assets	4,917	13,348
Investment securities	291,283	302,544
Loans	1,045,760	735,302
On-balance sheet liabilities:
Total liabilities	524	1
All other liabilities	¥ 524	¥ 1